SHORT-TERM AND LONG-TERM DEBT (Details)	6 Months Ended		12 Months Ended	1 Months Ended	6 Months Ended		1 Months Ended					1 Months Ended				1 Months Ended				1 Months Ended			1 Months Ended			1 Months Ended			1 Months Ended			1 Months Ended			1 Months Ended			1 Months Ended	12 Months Ended				1 Months Ended			1 Months Ended			1 Months Ended			1 Months Ended					1 Months Ended						1 Months Ended		12 Months Ended		1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended	3 Months Ended							1 Months Ended				1 Months Ended	3 Months Ended	12 Months Ended								1 Months Ended	6 Months Ended									1 Months Ended
	Jun. 30, 2014 USD ($) Rate	Jun. 30, 2013 USD ($)	Dec. 31, 2013 USD ($) Rate	Apr. 30, 2006 US$ 210 million secured term loan facility [Member] USD ($) subsidiaries vessel	Jun. 30, 2014 US$ 210 million secured term loan facility [Member] USD ($)	Dec. 31, 2013 US$ 210 million secured term loan facility [Member] USD ($)	Aug. 31, 2007 US$ 149 million secured term loan facility [Member] USD ($) subsidiaries vessel	Aug. 31, 2014 US$ 149 million secured term loan facility [Member] USD ($)	Jun. 30, 2014 US$ 149 million secured term loan facility [Member] USD ($) vessel	Dec. 31, 2013 US$ 149 million secured term loan facility [Member] USD ($)	Jan. 31, 2008 US$ 149 million secured term loan facility [Member] vessel	Jan. 31, 2008 US dollar 77 million secured term loan facility [Member] USD ($) subsidiaries vessel	Aug. 31, 2014 US dollar 77 million secured term loan facility [Member] USD ($)	Jun. 30, 2014 US dollar 77 million secured term loan facility [Member] USD ($)	Dec. 31, 2013 US dollar 77 million secured term loan facility [Member] USD ($)	Feb. 29, 2008 US$ 30 million secured revolving credit facility (February 2008) [Member]	Jun. 30, 2014 US$ 30 million secured revolving credit facility (February 2008) [Member] USD ($)	Dec. 31, 2013 US$ 30 million secured revolving credit facility (February 2008) [Member] USD ($)	Feb. 28, 2008 US$ 30 million secured revolving credit facility (February 2008) [Member] USD ($)	Mar. 31, 2008 US$ 49 million secured term loan and revolving credit facility [Member] USD ($) vessel subsidiaries	Jun. 30, 2014 US$ 49 million secured term loan and revolving credit facility [Member] USD ($)	Dec. 31, 2013 US$ 49 million secured term loan and revolving credit facility [Member] USD ($)	Feb. 28, 2010 US$ 43 million secured term loan facility (February 2010) [Member] USD ($)	Jun. 30, 2014 US$ 43 million secured term loan facility (February 2010) [Member] USD ($)	Dec. 31, 2013 US$ 43 million secured term loan facility (February 2010) [Member] USD ($)	Mar. 31, 2010 US$ 725 million secured term loan and revolving credit facility [Member] USD ($) vessel	Jun. 30, 2014 US$ 725 million secured term loan and revolving credit facility [Member] USD ($) vessel	Dec. 31, 2013 US$ 725 million secured term loan and revolving credit facility [Member] USD ($) vessel	Mar. 31, 2010 US$ 43 million secured term loan facility (March 2010) [Member] USD ($)	Jun. 30, 2014 US$ 43 million secured term loan facility (March 2010) [Member] USD ($)	Dec. 31, 2013 US$ 43 million secured term loan facility (March 2010) [Member] USD ($)	Nov. 30, 2010 US$ 54 million secured term loan facility [Member] USD ($) subsidiaries vessel	Jun. 30, 2014 US$ 54 million secured term loan facility [Member] USD ($)	Dec. 31, 2013 US$ 54 million secured term loan facility [Member] USD ($)	Feb. 28, 2011 US$ 95 million secured term loan and revolving credit facility [Member] USD ($)	Jun. 30, 2014 US$ 95 million secured term loan and revolving credit facility [Member] USD ($)	Dec. 31, 2013 US$ 95 million secured term loan and revolving credit facility [Member] USD ($)	Mar. 31, 2011 US$ 75 million secured term loan facility [Member] USD ($) subsidiaries vessel	Dec. 31, 2012 US$ 75 million secured term loan facility [Member] vessel	Dec. 31, 2011 US$ 75 million secured term loan facility [Member] vessel	Jun. 30, 2014 US$ 75 million secured term loan facility [Member] USD ($)	Dec. 31, 2013 US$ 75 million secured term loan facility [Member] USD ($)	May 31, 2011 US$ 171 million secured term loan facility [Member] USD ($) subsidiaries vessel	Jun. 30, 2014 US$ 171 million secured term loan facility [Member] USD ($)	Dec. 31, 2013 US$ 171 million secured term loan facility [Member] USD ($)	Jun. 30, 2011 US$ 55 million secured securities financing facility [Member] USD ($) Rate	Jun. 30, 2014 US$ 55 million secured securities financing facility [Member] USD ($)	Dec. 31, 2013 US$ 55 million secured securities financing facility [Member] USD ($)	Jul. 31, 2011 US$ 167 million secured term loan facility USD ($) vessel subsidiaries	Jun. 30, 2014 US$ 167 million secured term loan facility USD ($)	Dec. 31, 2013 US$ 167 million secured term loan facility USD ($) vessel	Mar. 31, 2012 US dollar 184 million secured term loan and revolving credit facility [Member] USD ($) subsidiaries vessel	Jun. 30, 2014 US dollar 184 million secured term loan and revolving credit facility [Member] USD ($)	May 31, 2014 US dollar 184 million secured term loan and revolving credit facility [Member] vessel	Feb. 28, 2014 US dollar 184 million secured term loan and revolving credit facility [Member] vessel	Dec. 31, 2013 US dollar 184 million secured term loan and revolving credit facility [Member] USD ($)	Nov. 30, 2012 US Dollar 53.2 Million Secured Term Loan Facility [Member] USD ($) vessel subsidiaries	Jun. 30, 2014 US Dollar 53.2 Million Secured Term Loan Facility [Member] USD ($)	Dec. 31, 2013 US Dollar 53.2 Million Secured Term Loan Facility [Member] USD ($)	Jun. 30, 2014 US Dollar 70 Million Secured Term Loan Facility [Member] USD ($)	Dec. 31, 2013 US Dollar 70 Million Secured Term Loan Facility [Member] USD ($)	Jun. 30, 2013 US Dollar 70 Million Secured Term Loan Facility [Member] USD ($)	Jun. 30, 2014 US Dollar 45 million Secured Term Loan Facility [Member] USD ($) vessel subsidiaries	Dec. 31, 2013 US Dollar 45 million Secured Term Loan Facility [Member] USD ($)	Dec. 31, 2013 8.5% Senior Notes due 2013 [Member] USD ($)	Dec. 15, 2003 8.5% Senior Notes due 2013 [Member] USD ($) Rate	Jan. 31, 2013 US dollar 350 Million Senior Unsecured Convertible Bonds Due 2018 [Member] USD ($) Rate	Mar. 31, 2013 US dollar 350 Million Senior Unsecured Convertible Bonds Due 2018 [Member]	Jun. 30, 2014 US dollar 350 Million Senior Unsecured Convertible Bonds Due 2018 [Member] USD ($)	Dec. 31, 2013 US dollar 350 Million Senior Unsecured Convertible Bonds Due 2018 [Member] USD ($)	Jun. 30, 2014 NOK 500 million senior unsecured floating rate bonds due 2014 [Member] NOK	Jun. 30, 2014 NOK 500 million senior unsecured floating rate bonds due 2014 [Member] USD ($)	Dec. 31, 2013 NOK 500 million senior unsecured floating rate bonds due 2014 [Member] USD ($)	Dec. 31, 2013 NOK 500 million senior unsecured floating rate bonds due 2014 [Member] NOK	Oct. 07, 2010 NOK 500 million senior unsecured floating rate bonds due 2014 [Member] NOK	Jun. 30, 2014 NOK 500 Million Senior Unsecured Floating Rate Bonds Due 2014 (USD) [Member] USD ($)	Dec. 31, 2013 NOK 500 Million Senior Unsecured Floating Rate Bonds Due 2014 (USD) [Member] USD ($)	Feb. 28, 2011 3.75% Senior Unsecured Convertible Bonds Due 2016 [Member]	Jun. 30, 2014 3.75% Senior Unsecured Convertible Bonds Due 2016 [Member] USD ($)	Dec. 31, 2013 3.75% Senior Unsecured Convertible Bonds Due 2016 [Member] USD ($)	Feb. 10, 2011 3.75% Senior Unsecured Convertible Bonds Due 2016 [Member] USD ($) Rate	Oct. 31, 2012 NOK 600 million senior unsecured floating rate bonds due 2017 [Member]	Jun. 30, 2014 NOK 600 million senior unsecured floating rate bonds due 2017 [Member] NOK	Dec. 31, 2013 NOK 600 million senior unsecured floating rate bonds due 2017 [Member] NOK	Jun. 30, 2014 NOK 600 million senior unsecured floating rate bonds due 2017 [Member] USD ($)	Dec. 31, 2013 NOK 600 million senior unsecured floating rate bonds due 2017 [Member] USD ($)	Oct. 19, 2012 NOK 600 million senior unsecured floating rate bonds due 2017 [Member] NOK Rate	Jun. 30, 2014 NOK 600 Million Senior Unsecured Floating Rate Bonds Due 2017 (USD) [Member] USD ($)	Dec. 31, 2013 NOK 600 Million Senior Unsecured Floating Rate Bonds Due 2017 (USD) [Member] USD ($)	Jun. 30, 2014 Senior Unsecured Convertible Bonds Due 2018 [Member] USD ($)	Dec. 31, 2013 Senior Unsecured Convertible Bonds Due 2018 [Member] USD ($)	Mar. 31, 2014 NOK 900 million senior unsecured floating rate bonds due 2019 [Member]	Jun. 30, 2014 NOK 900 million senior unsecured floating rate bonds due 2019 [Member] NOK	Jun. 30, 2014 NOK 900 million senior unsecured floating rate bonds due 2019 [Member] USD ($)	Mar. 19, 2014 NOK 900 million senior unsecured floating rate bonds due 2019 [Member] NOK Rate	Dec. 31, 2013 NOK 900 million senior unsecured floating rate bonds due 2019 [Member] USD ($)	Dec. 31, 2013 NOK 900 million senior unsecured floating rate bonds due 2019 [Member] NOK	Jun. 30, 2014 NOK 900 million senior unsecured floating rate bonds due 2019 (USD) [Member] USD ($)	Dec. 31, 2013 NOK 900 million senior unsecured floating rate bonds due 2019 (USD) [Member] USD ($)	Jun. 30, 2014 USD denominated floating rate debt (libor plus margin) due through 2026 [Member] USD ($)	Dec. 31, 2013 USD denominated floating rate debt (libor plus margin) due through 2026 [Member] USD ($)	Oct. 31, 2013 SFL Linus [Member] USD ($)	Jun. 30, 2014 SFL Linus [Member] USD ($)
Debt Instrument [Line Items]
Long-term debt	$ 1,730,015,000		$ 1,736,879,000																																																																					$ 0	$ 71,854,000						$ 125,000,000	$ 125,000,000					$ 93,231,000	$ 92,843,000				$ 350,000,000	$ 350,000,000			$ 145,388,000		$ 0				$ 1,016,396,000	$ 1,097,182,000		$ 475,000,000
Less : current portion of long-term debt	396,963,000		389,888,000
Total long-term debt, non-current portion	1,333,052,000		1,346,991,000
Long-term Debt, by Maturity [Abstract]
2014	156,289,000
2015	262,936,000
2016	179,591,000
2017	183,886,000
2018	658,074,000
Thereafter	289,239,000
Long-term debt	1,730,015,000		1,736,879,000																																																																					0	71,854,000						125,000,000	125,000,000					93,231,000	92,843,000				350,000,000	350,000,000			145,388,000		0				1,016,396,000	1,097,182,000		475,000,000
Weighted average interest rate (in hundredths)	4.841%		4.86%
Three month dollar LIBOR rate (in hundredths)	0.2307%		0.246%
Three month Norwegian kroner NIBOR rate (in hundredths)	1.75%		1.69%
Stated interest rate																																																																		8.50%	3.25%														3.75%
Debt Instrument Convertible Bond Period																																																																			10 days											10 days
Debt Instrument, Face Amount				210,000,000	173,100,000	174,800,000	149,000,000	149,000,000	69,700,000	73,900,000		77,000,000	77,000,000	35,900,000	39,100,000					49,000,000	28,300,000	25,600,000	42,600,000	30,500,000	32,000,000	725,000,000	171,900,000	158,800,000	42,600,000	30,500,000	32,000,000	53,700,000	40,000,000	42,000,000	95,000,000	62,500,000	47,500,000	75,400,000			59,600,000	62,500,000	171,000,000	140,300,000	146,300,000	55,000,000	19,900,000	28,200,000	166,800,000	78,000,000	74,500,000	184,000,000	0			64,400,000	53,200,000	47,100,000	48,800,000	0	70,000,000	70,000,000	45,000,000	0		580,000,000	350,000,000				0			436,500,000	500,000,000	0	71,900,000				125,000,000		572,000,000	564,000,000			600,000,000	93,200,000	92,800,000				892,000,000		900,000,000		0	145,400,000	0			475,000,000
Term of Loan				12 years			7 years					7 years				7 years				10 years			5 years			5 years			5 years			8 years			7 years			8 years					10 years						6 years			12 years					5 years						5 years																																							5 years
Amount of debt repurchased																																																																																				36,000,000									8,000,000
Gain/(loss) on purchase of bonds	(21,000)	(1,109,000)	(1,218,000)																																																														1,100,000
Proceeds from resale of debt previous purchased																																																																																			8,000,000
Extinguishment of debt, amount																																																																							432,500,000
Notice of redemption (in days)																																																																																		30 days										30 days
Redemption price of debt (in hundredths)																																																																																							100.50%								100.50%
Conversion price (in dollars per share)																																																																			$ 21.945		$ 19.549										$ 19.36		$ 27.05
Premium of conversion price to share price																																																																			33.00%														35.00%
Threshold percentage of value of shares underlying each bond to principal amount of bond for the bonds to be callable (in hundredths)																																																																																	130.00%
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement				5			5					2								2												2						3					8						5			4					2						7
Number of new vessels acquired that were partly funded by secured term loan facility				5			5					2								2												2						3					7						5			4					2						7
Minimum revenue level by vessel-owning subsidiaries					10,500,000
Number of vessels sold											1																	9																							2
Number of remaining vessels relating to loan facility									4
Number of vessels against which loan was secured																										26	17
Number of vessels delivered																																							1	2
Number of container vessels contracted to be acquired, canceled																																																						2	2
Available amount under revolving part of credit facility																			30,000,000
Revolving credit facility, amount drawn																	4,000,000	5,000,000
Amount available to draw																					200,000						78,700,000									0														0
Percentage of acquisition cost of securities which may be funded by financing facility (in hundredths)																																														50.00%
Book value of assets pledged under ship mortgages																																																															1,966,000,000	1,994,000,000
Common shares loaned to affiliate																																																																				6,060,606
Related party share loan fee																																																																			1,000,000
Equity component of convertible bond issuance, net	0	20,722,000	20,722,000																																																																			20,700,000
Amortization of deferred charges																																																																					$ 2,100,000